TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
TAXES ON INCOME
Schedule of deferred income taxes

	Statements of financial		Statements of profit or
	position		loss
			Year ended
	December 31,		December 31,
	2021	2020	2021	2020
Deferred tax assets:
Carryforward tax losses	$41	$49	$(8)	$(18)
Employee benefits and other liabilities	199	153	46	25
Share-based compensation	337	268	69	58
Deferred tax income (expenses)			$107	$65
Deferred tax assets	$577	$470

e.Taxes on income (tax benefit) included in profit or loss:

Schedule of taxes on income (tax benefit) included in profit or loss

	Year ended
	December 31,
	2021	2020
Current taxes	$97	$28
Deferred taxes, see also Note 21d above	(107)	(65)
Taxes in respect of previous years	14	296
	$4	$259
f.Theoretical tax: